FINANCIAL INSTRUMENTS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 22,646	£ 21,486
Liabilities designated at fair value through profit or loss	6,828	7,531
(Losses) gains before tax	(75)	(419)	£ 533
Fair value assets	29,613	26,369
Fair value liabilities	£ 27,313	25,779
Debt instrument interest rate increase (decrease) (in percent)	1.00%
Adjustments for gains (losses) on change in fair value of derivatives	£ 83	£ 80
Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 83
Expected volatility, share options granted (in percent)	13.00%	10.00%
Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 240
Expected volatility, share options granted (in percent)	128.00%	128.00%
CVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in loss given default (in percent)	10.00%
Increase (decrease) in valuation adjustment	£ 83
DVA
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in credit default swap (in percent)	1.00%
DVA | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 101
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Increase (decrease) in valuation adjustment	£ 26
Increase (decrease) in cost of funds (in percent)	0.10%
Residential mortgage backed securities | Bottom of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	2 years
Residential mortgage backed securities | Top of range
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Debt instrument term	5 years
Total financial assets carried at fair value, excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Narrative [Line Items]
Total financial assets carried at fair value, excluding derivatives	£ 218,772	£ 208,098